Derivatives and hedge accounting - Maturity derivatives designated in fair value hedging (Details) - Fair value hedges [member] - Interest rate risk [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate swap [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	40,481
Interest rate swap [member] | Not later than one month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	15	(59)
Interest rate swap [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,153	612
Interest rate swap [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,263	6,394
Interest rate swap [member] | Between 1-2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,704	12,936
Interest rate swap [member] | Between 2-3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,170	7,637
Interest rate swap [member] | Between 3-4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	4,281	7,195
Interest rate swap [member] | Between 4-5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	4,347	3,266
Interest rate swap [member] | More than 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	16,548	16,494
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,378)	110
Other interest derivatives [member] | Not later than one month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1)	(20)
Other interest derivatives [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(68)	(22)
Other interest derivatives [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(283)	58
Other interest derivatives [member] | Between 1-2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(434)	(242)
Other interest derivatives [member] | Between 2-3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(370)	(404)
Other interest derivatives [member] | Between 3-4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(302)	(290)
Other interest derivatives [member] | Between 4-5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(315)	(44)
Other interest derivatives [member] | More than 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	394	1,075